LEASES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	We have a noncancelable operating lease for our office facility that expires in 2024.
Recognized lease expense	$ 83,339	$ 76,564	$ 100,910	$ 111,484
Security deposit			$ 10,000
Capital lease term	3 years		3 years
Capital leases annual interest rate	12.00%		12.00%
[custom:FinanceLeaseLiabilitiesCurrent-0]	$ 80,989		$ 87,901
[custom:FinanceLeaseLiabilitiesNoncurrent-0]	25,784		106,744
Finance lease security deposit			$ 10,944
Operating lease expire year			operating leases for our office facility that expire in 2024
Capital lease obligations current	80,989		$ 90,565	34,425
Capital lease obligations noncurrent	$ 25,784		83,109	53,480
Stock Purchase Rights Agreement.
Lessee, Lease, Description [Line Items]
Security deposit			10,000	10,000
Finance lease security deposit			$ 10,944	$ 10,944